EDGAR

January 6, 1997

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:       John Hancock Investment Trust, File Nos. 811-0560; 2-10156
          John Hancock Growth and Income Fund
          Filing of Prospectus and Statement of Additional Information under Rule 497(j) and 497(c)

Gentlemen:

         Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that all of the form of Prospectus dated January 1, 1997 for the Registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) do not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement has been filed electronically.

         Pursuant to 497(c) attached for filing with the Commission is the Statement of Additional Information for the following of the Registrant, John Hancock Investment Trust, John Hancock Growth and Income Fund.


Sincerely,

/s/ Marilyn Lutzer

Marilyn Lutzer